Cover	May 19, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Registrant Name	UNITED HOMES GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39936
Entity Tax Identification Number	85-3460766
Entity Address, City or Town	917 Chapin Road
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29036
City Area Code	844
Local Phone Number	766-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001830188
Entity Address, City or Town	Chapin
Class A Common Shares, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Shares, par value $0.0001 per share
Trading Symbol	UHG
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A Common Share for $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Class A Common Share for $11.50 per share
Trading Symbol	UHGWW
Security Exchange Name	NASDAQ